Impairment - Summary of Assets and CGU Most Sensitive to Future Impairment Losses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment (losses) / reversals	$ 1,191	$ 6,193	$ 12,299
Producing properties relating to oil and gas activities in brazil three CGUs [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Business segment	E&P
Carrying amount	$ 168
Recoverable amount	180
Impairment (losses) / reversals	$ (10)